Long-Term Equity Investments, Net (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Sep. 05, 2018 CNY (¥) shares	Jul. 07, 2018 CNY (¥) shares	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Jan. 31, 2025 CNY (¥)
Long-Term Equity Investment, Net [Line Items]
Consideration price			¥ 163	¥ 88,560	¥ 46,632
Equity interests consideration amount		¥ 32,000
Equity investments			118,397	162,761		$ 16,931
Other than temporary impairment loss			1,000	1,000	¥ 3,000
Ownership percentage acquired							11.00%
Fair value of the investment amount							¥ 11,000
Haofangtong [Member]
Long-Term Equity Investment, Net [Line Items]
Equity interest percentage	7.00%	26.00%
Shares newly issued (in Shares) | shares	4,029,543	4,029,543
Consideration price	¥ 56,000	¥ 56,000
Number of option to purchase shares (in Shares) | shares		10,937,339
Equity method investment Existing shareholders	¥ 32,000
Equity investments			¥ 55,000	¥ 54,000
Haofangtong [Member] | New Share Issuing [Member]
Long-Term Equity Investment, Net [Line Items]
Equity interest percentage	7.00%	7.00%
Haofangtong [Member] | Purchase Option [Member]
Long-Term Equity Investment, Net [Line Items]
Equity interest percentage	19.00%	19.00%	7.00%			7.00%